Income Tax Status (Additional Information) (Details) - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Tax Status [Line Items]
Determination letter date	Jun. 30, 2020
Uncertain positions	$ 0	$ 0